UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Tax-Free Income Portfolio (NXP)
	December 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 96.4%
	MUNICIPAL BONDS – 96.4%
	Alaska – 0.8%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	$ 1,740,863
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.4%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,512,400
	2011B-1&2, 5.250%, 3/01/39
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB	614,625
	Company, Series 2010A, 5.250%, 10/01/40
3,125	Total Arizona			3,127,025
	Arkansas – 0.4%
5,915	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa2	974,615
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 14.7%
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	2,123,180
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,195	Anaheim City School District, Orange County, California, General Obligation Bonds, Election	No Opt. Call	AA–	1,561,085
	2002 Series 2007, 0.000%, 8/01/31 – AGM Insured
2,340	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	923,036
	Improvement Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	3,055,410
	2013S-4, 5.000%, 4/01/38
2,310	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	2,366,179
	Series 2013A, 5.000%, 7/01/33
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A2	1,629,886
	2013I, 5.000%, 11/01/38
895	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	1,033,036
	Project, Series 2009, 6.750%, 2/01/38
3,790	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/16 at 33.78	Aa1	1,079,278
	2006C, 0.000%, 8/01/36 – AGM Insured
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA	835,265
	Series 2009A, 0.000%, 5/01/34 – AGM Insured
2,130	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A2	1,098,824
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds,	8/17 at 56.07	AA–	995,272
	Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,867,783
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	639,350
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	534,656
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 46.57	Aa2	2,102,378
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured
3,000	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	Aa3	1,418,340
	Series 2004A, 0.000%, 8/01/28 – NPFG Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	597,853
	6.750%, 11/01/39
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	1,786,072
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	503,591
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
8,000	Poway Unified School District, San Diego County, California, School Facilities Improvement	No Opt. Call	Aa2	2,780,480
	District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/33
2,930	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	1,309,153
	Refunding Bonds, Series 1997A, 0.000%, 1/15/27 – NPFG Insured
1,250	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,256,063
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	945,343
	Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured
1,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	839,452
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	492,074
	Series 2007, 0.000%, 10/01/30 – AMBAC Insured
64,185	Total California			33,773,039
	Colorado – 4.7%
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	2,665,920
	Series 2006A, 4.500%, 9/01/38
1,780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	1,757,180
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	989,950
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	1,929,311
	5.000%, 11/15/43
160	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/29 –	No Opt. Call	A	67,555
	NPFG Insured
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/32 –	9/20 at 50.83	A	669,440
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	A	2,772,125
	NPFG Insured
22,375	Total Colorado			10,851,481
	Florida – 0.8%
2,000	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.375%, 6/01/46	6/16 at 100.00	A–	1,831,220
	Georgia – 0.9%
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	2,052,240
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 10.3%
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System
	Revenue Bonds, Series 1999A:
2,465	0.000%, 4/01/20 – NPFG Insured	No Opt. Call	A	1,913,333
2,000	0.000%, 4/01/23 – NPFG Insured	No Opt. Call	A	1,272,060
735	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Dedicated	12/21 at 100.00	A+	673,069
	Revenues Series 2011A, 5.000%, 12/01/41
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	1,057,686
	Trust 1137, 9.252%, 7/01/15 (IF)
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	4,132,320
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	268,645
	6.000%, 7/01/43
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	1,073,880
	2009, 6.875%, 8/15/38
2,100	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	2,110,479
	Centers, Series 2008A, 5.500%, 8/15/30
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	A–	2,327,291
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General	No Opt. Call	Aa2	635,400
	Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured
1,990	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A	1,864,272
	Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AAA	716,982
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	323,303
6,070	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AAA	2,166,808
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,313,150
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded	12/14 at 100.00	AAA	1,360,008
	12/01/14) – FGIC Insured
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A	314,132
34,000	Total Illinois			23,522,818
	Indiana – 1.5%
1,000	Franklin Community Multi-School Building Corporation, Johnson County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,026,130
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
670	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA–	707,440
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	1,025,430
	Indiana, Series 2007, 5.500%, 3/01/37
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	784,358
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
3,420	Total Indiana			3,543,358
	Iowa – 2.5%
1,665	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	1,602,230
	Project, Series 2013, 5.000%, 12/01/19
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	752,320
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	3,315,000
	5.600%, 6/01/34
6,665	Total Iowa			5,669,550
	Kansas – 0.5%
500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A1	487,985
	4.875%, 7/01/36
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	A	752,708
	5.300%, 6/01/31 – NPFG Insured
1,250	Total Kansas			1,240,693
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,467,150
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Massachusetts – 2.8%
4,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2004A, 5.000%, 7/01/24	7/14 at 100.00	AAA	4,097,240
	(Pre-refunded 7/01/14)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	508,150
	Series 2008E-1 &2, 5.000%, 7/01/28
1,850	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	1,883,171
6,350	Total Massachusetts			6,488,561
	Michigan – 3.8%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	322,340
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,534,530
	7/01/31 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	7/16 at 100.00	A	2,254,750
	7/01/33 – FGIC Insured
2,075	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 4.500%,	7/16 at 100.00	A	1,903,190
	7/01/25 – NPFG Insured
2,905	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	A	2,760,273
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
9,335	Total Michigan			8,775,083
	Missouri – 2.4%
360	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	384,124
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA–	837,449
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	2,215,500
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,973,260
	CoxHealth, Series 2013A, 5.000%, 11/15/38
8,525	Total Missouri			5,410,333
	Nevada – 3.0%
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 11823,	No Opt. Call	A+	952,260
	20.305%, 1/01/18 (IF)
1,250	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,267,325
	International Airport, Series 2010A, 5.250%, 7/01/42
1,300	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.000%, 7/01/36 –	7/14 at 100.00	A+	1,300,533
	FGIC Insured
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,616,850
	8.000%, 6/15/30
1,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	1,701,232
	6/01/18 – FGIC Insured
6,400	Total Nevada			6,838,200
	New Jersey – 8.1%
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA–	923,747
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	2,590,851
	2004A, 5.250%, 7/01/33 – NPFG Insured
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	3/14 at 100.00	Ba2	2,500,250
	Series 2003, 5.500%, 7/01/23
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	10,800,998
	0.000%, 12/15/34 – AGM Insured
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	1,766,150
	Series 2007-1A, 5.000%, 6/01/41
43,490	Total New Jersey			18,581,996
	New Mexico – 2.2%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	957,120
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
4,000	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico	7/14 at 100.00	AA–	4,020,720
	Hospital Project, Series 2004, 4.625%, 7/01/25 – AGM Insured
5,000	Total New Mexico			4,977,840
	New York – 7.1%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	1,005,960
	Health, Series 2004, 5.050%, 2/15/25 (Pre-refunded 2/15/14)
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	507,130
	2011A, 5.250%, 2/15/47
1,810	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,793,801
	2/15/47 – FGIC Insured
3,750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2004A,	9/14 at 100.00	AA+	3,822,975
	5.000%, 9/01/34 – BHAC Insured
2,385	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A,	No Opt. Call	A– (4)	2,422,993
	5.000%, 5/01/14 (ETM)
3,285	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	3,367,026
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	2,653,525
	Series 2007B, 4.750%, 11/01/27
780	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	829,787
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
16,010	Total New York			16,403,197
	North Carolina – 0.5%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	A–	1,159,950
	6.750%, 1/01/24
	Ohio – 2.0%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,670	6.000%, 6/01/42	6/17 at 100.00	BB+	1,234,397
1,000	6.500%, 6/01/47	6/17 at 100.00	B	811,480
1,975	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	1,534,654
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,091,508
	2013A-1, 5.000%, 2/15/48
5,750	Total Ohio			4,672,039
	Oklahoma – 2.2%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	980,030
	5.375%, 9/01/36
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A+ (4)	4,023,680
	5.000%, 2/15/24 (Pre-refunded 2/15/14)
5,000	Total Oklahoma			5,003,710
	Pennsylvania – 0.9%
1,490	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	1,367,015
	Bonds, Series 2010B, 0.000%, 12/01/30
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	A+	720,545
	AMBAC Insured
2,190	Total Pennsylvania			2,087,560
	Puerto Rico – 1.7%
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	747,340
	2009A, 6.000%, 8/01/42
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
17,500	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	2,554,300
1,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	126,950
7,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	AA–	415,730
26,500	Total Puerto Rico			3,844,320
	Rhode Island – 0.5%
1,125	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A	1,099,440
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 0.6%
1,250	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA– (4)	1,308,038
	GROWTH, Series 2004, 5.250%, 12/01/20 (Pre-refunded 12/01/14)
	Texas – 8.8%
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	1,047,670
	1/01/35 (Pre-refunded 1/01/15) – FGIC Insured
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	254,713
	6.000%, 1/01/41
5,565	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	5,340,285
	2013A, 5.500%, 4/01/53
3,415	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	A	1,137,127
	0.000%, 11/15/30 – NPFG Insured
4,165	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	A	929,711
	0.000%, 11/15/35 – NPFG Insured
4,015	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 61.17	A	805,248
	2001A, 0.000%, 11/15/38 – NPFG Insured
1,780	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/16 at 35.23	AAA	551,230
	Bonds, Series 2007, 0.000%, 8/15/37
2,260	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	2,259,819
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	2,111,320
	Series 2008I, 0.000%, 1/01/43
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,006,450
	2012, 5.000%, 12/15/26
830	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	856,851
	Project, Series 2011, 6.000%, 11/01/41
30,280	Total Texas			20,300,424
	Virginia – 4.2%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	974,960
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	3/14 at 100.00	BBB	975,960
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/28 at 100.00	BBB+	1,538,100
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
1,935	Route 460 Funding Corporation, Virginia, Toll Road Reveue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	1,758,199
400	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	6/16 at 100.00	Baa1	383,596
	MediCorp Health System, Series 2006, 5.250%, 6/15/37
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	985,130
650	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	668,454
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	977,791
1,390	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,341,531
	Series 2007A, 5.250%, 9/01/37
10,385	Total Virginia			9,603,721
	Washington – 2.1%
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,008,899
	Center, Series 2011A, 5.625%, 1/01/35
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D,	No Opt. Call	AA+	2,651,500
	5.000%, 1/01/33
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,229,259
	12/01/27 – NPFG Insured
5,605	Total Washington			4,889,658
	West Virginia – 0.9%
500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, United Hospital Center Inc.	6/16 at 100.00	A	503,380
	Project, Series 2006A, 4.500%, 6/01/26 – AMBAC Insured
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,511,430
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
2,000	Total West Virginia			2,014,810
	Wisconsin – 3.0%
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,573,130
	Series 2012, 5.000%, 6/01/39
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,477,035
	Healthcare System, Series 2006A, 5.250%, 8/15/31
2,500	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+	2,554,000
	5.000%, 7/01/35 – AMBAC Insured
1,325	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	3/14 at 100.00	AA	1,330,141
6,970	Total Wisconsin			6,934,306
$ 343,275	Total Municipal Bonds (cost $218,750,116)			221,187,238

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
196	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	5.500%	7/15/19	N/R	35,287
56	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	3.000%	7/15/55	N/R	7,466
$ 252	Total Corporate Bonds (cost $9,971)				42,753
	Total Long-Term Investments (cost $218,760,087)				221,229,991
	Other Assets Less Liabilities – 3.6%				8,254,771
	Net Assets – 100%				$ 229,484,762

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$221,187,238	$ —	$221,187,238
Corporate Bonds	—	—	42,753	42,753
Total	$ —	$221,187,238	$42,753	$221,229,991

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2013, the cost of investments was $217,717,128.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 9,527,357
Depreciation	(6,014,494)
Net unrealized appreciation (depreciation) of investments	$ 3,512,863

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 28, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 28, 2014